Contract Research Agreement	12 Months Ended
Dec. 31, 2016
Research and Development [Abstract]
Contract Research Agreement

14. Contract Research Agreement

In March 2012, the Company executed a contract research agreement with Tethys Aquaculture Canada Inc. (“TAC”), to provide the Company with the resources required for its ongoing development needs. Under the terms of the extended agreement, TAC would provide services to the Company through September 30, 2016, and on a project-related basis thereafter. Total costs incurred under the terms of this agreement amounted to $103,208 in 2016 (2015: $287,246; 2014: $338,993) and are included as a component of research and development expense in the Consolidated Statements of Operations and Comprehensive Loss.

In February 2015, the Company executed a contract research agreement with the Center for Aquaculture Technologies, Inc. (“CAT”) to provide research services for a specific project. Under the terms of the extended agreement, CAT provided services to the Company through December 31, 2016. Total costs incurred amounted to $172,966 in 2016 (2015: $185,426) and are included as a component of research and development expense in the Consolidated Statements of Operations and Comprehensive Loss. The contract with CAT has been extended for 2017.